UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
ASSETS
Cash and cash equivalents	$ 210.8	$ 277.0	$ 210.9
Accounts receivable, net	496.8	688.6	527.0
Due from Starz Business (Note 20)	158.5	33.4	157.6
Other current assets	328.0	373.1	256.5
Total current assets	1,194.1	1,372.1	1,152.0
Investment in films and television programs, net	2,344.6	1,929.0	1,786.7
Property and equipment, net	36.0	37.3	23.8
Investments	77.7	74.8	64.7
Intangible assets, net	23.2	25.7	26.9
Goodwill	806.5	811.2	795.6
Other assets	779.3	852.9	563.0
Total assets	5,261.4	5,103.0	4,412.7
LIABILITIES
Accounts payable	256.8	246.7	251.1
Content related payables	37.0	41.4	26.6
Other accrued liabilities	178.6	282.4	215.4
Participations and residuals	590.4	647.8	524.4
Film related obligations	1,634.7	1,393.1	923.7
Debt - short term portion	443.0	860.3	41.4
Deferred revenue	366.5	170.6	126.2
Total current liabilities	3,507.0	3,642.3	2,108.8
Debt	1,399.4	923.0	1,202.2
Participations and residuals	442.6	435.1	329.6
Film related obligations	228.4	544.9	1,016.4
Other liabilities	430.7	452.5	120.9
Deferred revenue	172.6	118.4	52.0
Deferred tax liabilities	19.6	13.7	18.1
Total liabilities	6,200.3	6,129.9	4,848.0
Commitments and contingencies (Note 17)
Redeemable noncontrolling interests	99.7	123.3	343.6
EQUITY (DEFICIT)
Common shares, no par value, unlimited authorized, 288.7 shares issued (March 31, 2024- 253.4 shares issued)	289.7	0.0	0.0
Accumulated deficit	(1,451.8)	(1,249.1)	(881.9)
Accumulated other comprehensive income	88.6	96.7	101.5
Total Lionsgate Studios Corp shareholders' equity (deficit)	(1,073.5)	(1,152.4)	(780.4)
Noncontrolling interests	34.9	2.2	1.5
Total equity (deficit)	(1,038.6)	(1,150.2)	(778.9)
Total liabilities, redeemable noncontrolling interests and equity (deficit)	5,261.4	5,103.0	4,412.7
Starz Business of Lions Gate Entertainment Corp
ASSETS
Cash and cash equivalents	18.8	23.0	52.0
Accounts receivable, net	74.2	52.9	18.0
Due from Starz Business (Note 20)	80.4	0.0
Other current assets	18.3	18.1	18.8
Assets of discontinued operations - current	0.0	32.8	40.3
Total current assets	191.7	126.8	129.1
Programming content, net	1,113.9	942.9	1,034.5
Property and equipment, net	50.7	51.1	55.2
Intangible assets, net	893.3	966.1	1,273.1
Goodwill		0.0	494.0
Other assets	43.0	48.0	53.6
Assets of discontinued operations - noncurrent	0.0	4.2	191.6
Total assets	2,292.6	2,139.1	3,231.1
LIABILITIES
Accounts payable	87.3	80.3	86.9
Content related payables	118.2	91.5	55.5
Other accrued liabilities	51.1	65.8	56.6
Participations and residuals	29.3	24.6	21.1
Film related obligations	67.9	0.0	83.6
Due to LG Studios Business	179.9	51.5	36.9
Deferred revenue	29.5	28.5	22.7
Liabilities of discontinued operations - current	0.0	66.2	265.7
Total current liabilities	563.2	408.4	629.0
Debt	698.2	696.6	776.0
Other liabilities	84.4	79.9	162.5
Deferred tax liabilities	10.9	11.0	97.2
Liabilities of discontinued operations - noncurrent	0.0	24.0	34.6
Total liabilities	1,356.7	1,219.9	1,699.3
Commitments and contingencies (Note 17)
EQUITY (DEFICIT)
Parent net investment	916.7	900.0	1,512.6
Accumulated other comprehensive income	19.2	19.2	19.2
Total Lionsgate Studios Corp shareholders' equity (deficit)	935.9	919.2	1,531.8
Total equity (deficit)	935.9	919.2	1,531.8
Total liabilities, redeemable noncontrolling interests and equity (deficit)	$ 2,292.6	$ 2,139.1	$ 3,231.1